Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2024 Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for Mr. Lando ($)(1)	Compensation Actually Paid to Mr. Lando ($)(2)	Summary Compensation Table Total for Mr. Faier ($)(1)	Compensation Actually Paid to Mr. Faier ($)(2)	Summary Compensation Table Total for Mr. Nir ($)(1)	Compensation Actually Paid to Mr. Nir ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in $ ’000)	Revenue (in $ ’000) (5)
									Total Stockholder Return ($)(4)	Peer Group Total Stockholder Return ($)(4)
2024	5,179,860	(1,649,809)	4,097,470	732,483	3,340,041	3,362,607	2,623,295	1,194,731	14.30	107.29	(1,806,357)	901,456
2023	7,500,450	(2,219,853)	N/A	N/A	N/A	N/A	2,215,233	3,110,279	98.43	172.82	34,329	2,976,528
2022	7,424,905	8,059,218	N/A	N/A	N/A	N/A	2,636,004	1,963,865	297.90	236.28	93,779	3,110,279
2021	7,361,336	4,432,838	N/A	N/A	N/A	N/A	2,614,452	1,459,271	295.06	249.34	169,170	1,963,865
2020	4,079,710	22,873,251	N/A	N/A	N/A	N/A	1,726,006	12,553,361	335.60	332.88	140,322	1,459,271

(1)	The amounts reported for Mr. Lando, Mr. Faier, and Mr. Nir (our Chief Executive Officers, or “PEOs”) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to the Executive Compensation Tables – Summary Compensation Table.
(2)	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEOs) for 2024. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid in 2024	Compensation Actually Paid to Mr. Lando ($)	Compensation Actually Paid to Mr. Faier ($)	Compensation Actually Paid to Mr. Nir ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
Summary Compensation Table Total	5,179,860	4,097,470	3,340,041	2,623,295
Less, value of Stock Awards reported in Summary Compensation Table	(4,419,424)	(3,458,518)	(3,021,767)	(2,181,598)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	586,255	1,139,109	3,044,333	1,350,942
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(2,332,099)	(814,335)	-	(464,684)
Plus, fair value as of vesting date of equity awards granted and vested in the year	138,160	60,107	-	33,701
Plus (less), change in fair value from last day of prior year to vesting date of equity awards granted in prior years that vested in the year	(705,620)	(256,084)	-	(105,221)
Less, fair value from the last day of prior year of equity awards granted in prior years that were forfeited in the year	(96,941)	(35,265)	-	(61,703)
Compensation Actually Paid	(1,649,809)	732,483	3,362,607	1,194,731

(3)	The dollar amounts represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Lando and, for 2024, also excluding Messrs. Faier and Nir) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes (the “Non-PEO NEOs”) are as follows: in 2024, Uri Bechor, Rachel Prishkolnik and Ariel Porat; in 2023, Ronen Faier, Uri Bechor, Rachel Prishkolnik, Yoav Galin and Meir Adest and in 2022, 2021 and 2020, Ronen Faier, Uri Bechor, Rachel Prishkolnik and Yoav Galin.
(4)	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the Invesco Solar ETF index.
(5)	Represents total revenues as reported in our Annual Report on Form 10-K.

Description of Certain Relationships of Information Presented in the Pay Versus Performance Table

As described in more detail in the Compensation Discussion & Analysis, the Company’s executive compensation program promotes stockholder interests by aligning compensation with our business objectives, including by introducing long term incentives with long term performance goals. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with “compensation actually paid.” In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Company vs Peer Group TSR and Compensation Actually Paid

* CAP is presented on an aggregate basis to PEOs

Compensation Actually Paid vs Net Income

* CAP is presented on an aggregate basis to PEOs

Compensation Actually Paid vs Revenue

* CAP is presented on an aggregate basis to PEOs

Financial Performance Measures

As described in greater detail in the Compensation Discussion and Analysis, the Company’s executive compensation program promotes stockholder interests by aligning compensation with our business objectives, including by introducing long term incentives with long term performance goals. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Company Selected Measure Name		revenues
Named Executive Officers, Footnote		SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEOs) for 2024. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Peer Group Issuers, Footnote		TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the Invesco Solar ETF index.
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid in 2024	Compensation Actually Paid to Mr. Lando ($)	Compensation Actually Paid to Mr. Faier ($)	Compensation Actually Paid to Mr. Nir ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
Summary Compensation Table Total	5,179,860	4,097,470	3,340,041	2,623,295
Less, value of Stock Awards reported in Summary Compensation Table	(4,419,424)	(3,458,518)	(3,021,767)	(2,181,598)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	586,255	1,139,109	3,044,333	1,350,942
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(2,332,099)	(814,335)	-	(464,684)
Plus, fair value as of vesting date of equity awards granted and vested in the year	138,160	60,107	-	33,701
Plus (less), change in fair value from last day of prior year to vesting date of equity awards granted in prior years that vested in the year	(705,620)	(256,084)	-	(105,221)
Less, fair value from the last day of prior year of equity awards granted in prior years that were forfeited in the year	(96,941)	(35,265)	-	(61,703)
Compensation Actually Paid	(1,649,809)	732,483	3,362,607	1,194,731

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,623,295	$ 2,215,233	$ 2,636,004	$ 2,614,452	$ 1,726,006
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,194,731	3,110,279	1,963,865	1,459,271	12,553,361
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid in 2024	Compensation Actually Paid to Mr. Lando ($)	Compensation Actually Paid to Mr. Faier ($)	Compensation Actually Paid to Mr. Nir ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
Summary Compensation Table Total	5,179,860	4,097,470	3,340,041	2,623,295
Less, value of Stock Awards reported in Summary Compensation Table	(4,419,424)	(3,458,518)	(3,021,767)	(2,181,598)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	586,255	1,139,109	3,044,333	1,350,942
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(2,332,099)	(814,335)	-	(464,684)
Plus, fair value as of vesting date of equity awards granted and vested in the year	138,160	60,107	-	33,701
Plus (less), change in fair value from last day of prior year to vesting date of equity awards granted in prior years that vested in the year	(705,620)	(256,084)	-	(105,221)
Less, fair value from the last day of prior year of equity awards granted in prior years that were forfeited in the year	(96,941)	(35,265)	-	(61,703)
Compensation Actually Paid	(1,649,809)	732,483	3,362,607	1,194,731

(3)	The dollar amounts represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Lando and, for 2024, also excluding Messrs. Faier and Nir) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes (the “Non-PEO NEOs”) are as follows: in 2024, Uri Bechor, Rachel Prishkolnik and Ariel Porat; in 2023, Ronen Faier, Uri Bechor, Rachel Prishkolnik, Yoav Galin and Meir Adest and in 2022, 2021 and 2020, Ronen Faier, Uri Bechor, Rachel Prishkolnik and Yoav Galin.

Equity Valuation Assumption Difference, Footnote		the Company’s executive compensation program promotes stockholder interests by aligning compensation with our business objectives, including by introducing long term incentives with long term performance goals. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with “compensation actually paid.”
Compensation Actually Paid vs. Total Shareholder Return		Company vs Peer Group TSR and Compensation Actually Paid * CAP is presented on an aggregate basis to PEOs
Compensation Actually Paid vs. Net Income		Compensation Actually Paid vs Net Income * CAP is presented on an aggregate basis to PEOs
Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs Revenue
		* CAP is presented on an aggregate basis to PEOs
Tabular List, Table

Financial Performance Measures

As described in greater detail in the Compensation Discussion and Analysis, the Company’s executive compensation program promotes stockholder interests by aligning compensation with our business objectives, including by introducing long term incentives with long term performance goals. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Total Shareholder Return Amount	[3]	$ 14.3	98.43	297.9	295.06	335.6
Peer Group Total Shareholder Return Amount	[3]	107.29	172.82	236.28	249.34	332.88
Net Income (Loss)		$ (1,806,357,000)	$ 34,329,000	$ 93,779,000	$ 169,170,000	$ 140,322,000
Company Selected Measure Amount	[4]	901,456,000	2,976,528,000	3,110,279,000	1,963,865,000	1,459,271,000
PEO Name		Mr. Lando
Additional 402(v) Disclosure		The amounts reported for Mr. Lando, Mr. Faier, and Mr. Nir (our Chief Executive Of
Measure:: 1
Pay vs Performance Disclosure
Name		Revenues
Measure:: 2
Pay vs Performance Disclosure
Name		Non-GAAP Operating Income (Loss)
Measure:: 3
Pay vs Performance Disclosure
Name		stock price
Measure:: 4
Pay vs Performance Disclosure
Name		relative TSR
Principal Executive Officer Mr. Lando [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	$ 5,179,860	$ 7,500,450	$ 7,424,905	$ 7,361,336	$ 4,079,710
PEO Actually Paid Compensation Amount	[2]	(1,649,809)	$ (2,219,853)	$ 8,059,218	$ 4,432,838	$ 22,873,251
Principal Executive Officer Mr. Lando [Member] | Value Of Stock Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,419,424)
Principal Executive Officer Mr. Lando [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		586,255
Principal Executive Officer Mr. Lando [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,332,099)
Principal Executive Officer Mr. Lando [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		138,160
Principal Executive Officer Mr. Lando [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(705,620)
Principal Executive Officer Mr. Lando [Member] | Fair Value From The Last Day Of Prior Year Of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(96,941)
Principal Executive Officer Mr. Faier [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	4,097,470
PEO Actually Paid Compensation Amount	[2]	$ 732,483
PEO Name		Mr. Faier
Principal Executive Officer Mr. Faier [Member] | Value Of Stock Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (3,458,518)
Principal Executive Officer Mr. Faier [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,139,109
Principal Executive Officer Mr. Faier [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(814,335)
Principal Executive Officer Mr. Faier [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		60,107
Principal Executive Officer Mr. Faier [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(256,084)
Principal Executive Officer Mr. Faier [Member] | Fair Value From The Last Day Of Prior Year Of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(35,265)
Principal Executive Officer Mr. Nir [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	3,340,041
PEO Actually Paid Compensation Amount	[2]	$ 3,362,607
PEO Name		Mr. Nir
Principal Executive Officer Mr. Nir [Member] | Value Of Stock Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (3,021,767)
Principal Executive Officer Mr. Nir [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,044,333
Principal Executive Officer Mr. Nir [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Principal Executive Officer Mr. Nir [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Principal Executive Officer Mr. Nir [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Principal Executive Officer Mr. Nir [Member] | Fair Value From The Last Day Of Prior Year Of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non Principal Executive Officer And Non Executive Officer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,623,295
PEO Actually Paid Compensation Amount		1,194,731
Non Principal Executive Officer And Non Executive Officer [Member] | Value Of Stock Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,181,598)
Non Principal Executive Officer And Non Executive Officer [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,350,942
Non Principal Executive Officer And Non Executive Officer [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(464,684)
Non Principal Executive Officer And Non Executive Officer [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		33,701
Non Principal Executive Officer And Non Executive Officer [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(105,221)
Non Principal Executive Officer And Non Executive Officer [Member] | Fair Value From The Last Day Of Prior Year Of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (61,703)

[1]	The dollar amounts represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Lando and, for 2024, also excluding Messrs. Faier and Nir) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes (the “Non-PEO NEOs”) are as follows: in 2024, Uri Bechor, Rachel Prishkolnik and Ariel Porat; in 2023, Ronen Faier, Uri Bechor, Rachel Prishkolnik, Yoav Galin and Meir Adest and in 2022, 2021 and 2020, Ronen Faier, Uri Bechor, Rachel Prishkolnik and Yoav Galin.
[2]	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEOs) for 2024. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
[3]	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the Invesco Solar ETF index.
[4]	Represents total revenues as reported in our Annual Report on Form 10-K.
[5]	The amounts reported for Mr. Lando, Mr. Faier, and Mr. Nir (our Chief Executive Officers, or “PEOs”) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to the Executive Compensation Tables – Summary Compensation Table.